Other Financial Assets at Fair Value Through Profit or Loss - Summary of Other Financial Assets at Fair Value Through Profit or Loss (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	£ 179	£ 208
Loans and advances to customers
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	74	99
Debt securities
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	105	109
Loans to housing associations | Loans and advances to customers
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	12	13
Other loans | Loans and advances to customers
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	£ 62	£ 86